Annual Total Returns[BarChart] - Short-Term Investment-Grade Portfolio - Short-Term Investment-Grade Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.02%	4.42%	1.08%	1.76%	1.12%	2.72%	2.19%	0.94%	5.69%	5.49%